Offerings	Aug. 04, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.00001 per share
Amount Registered | shares	6,500,000
Proposed Maximum Offering Price per Unit	3.19
Maximum Aggregate Offering Price	$ 20,735,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,863.50
Offering Note	Note 1(a). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also cover any additional shares of the Registrant's common stock that become issuable under the CytomX Therapeutics, Inc. Amended and Restated 2015 Equity Incentive Plan (the "2015 Plan") or the CytomX Therapeutics, Inc. Amended and Restated Employee Stock Purchase Plan (the "ESPP") by reason of any stock dividend, stock split, recapitalization or similar transaction effected without the Registrant's receipt of consideration which would increase the number of outstanding shares of common stock. Note 1(b). Amount Registered represents the additional shares of common stock available for future issuance under the 2015 Plan and the ESPP resulting from amendments thereto on June 17, 2026, including an additional 6,500,000 shares of common stock under the 2015 Plan and an additional 1,000,000 shares of common stock under the ESPP. Note 1(c). The Proposed Maximum Offering Price Per Unit is estimated solely for purposes of calculating the amount of the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act. The Proposed Maximum Offering Price Per Share and the Maximum Aggregate Offering Price for the shares issuable under the 2015 Plan are based on $3.19 per share, the average of the high and low prices of the Registrant's common stock as reported on The Nasdaq Global Select Market on July 31, 2026. The Proposed Maximum Offering Price Per Share and the Maximum Aggregate Offering Price for the shares issuable under the ESPP are based on $2.71 per share, representing 85% of $3.19 per share, the average of the high and low prices of the Registrant's common stock as reported on The Nasdaq Global Select Market on July 31, 2026, because the purchase price of shares reserved for issuance under the ESPP is at least 85% of the lower of the fair market value of the Registrant's common stock on the enrollment date or the exercise date of the applicable offering period.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.00001 per share
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit	2.71
Maximum Aggregate Offering Price	$ 2,710,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 374.25
Offering Note	See Offering Note 1.